Leases (Details) - Schedule of Cash Flow and Other Information Related to Operating Leases	Dec. 31, 2023	Dec. 31, 2022
Schedule f Cash Flow and Other Information Related to Operating Leases [Abstract]
Weighted-average remaining lease term (years)	3 years 9 months 21 days	4 years 8 months 12 days
Weighted-average discount rate	5.08%	5.08%